Other Accounts Receivables (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Other Accounts Receivables Explanatory Abstract
Schedule of other accounts receivables
	December 31,
	2022	2021
	U.S. Dollars in thousands
Prepaid expenses	$3,875	$3,992
Inventory designated for R&D activities	3,732	4,407
Government authorities	645	220
Derivatives financial instruments mainly measured at fair value through other comprehensive income	-	73
Accrued income	451	173
Other	7	7
Total Other Accounts Receivables	$8,710	$8,872